Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Expense Example - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810